Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Financial Position (Details) - USD ($) $ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Current assets [Abstract]
Cash and cash equivalents		$ 78,143	[1],[2]	$ 74,738	[1],[2]	$ 125,948	$ 60,658
Total current assets		201,889		200,498
Total non-current assets		1,284,698		1,291,725
Total assets		1,486,587		1,492,223
Current liabilities [Abstract]
Accounts payable and accrued expenses	[1]	23,436		20,493
Total current liabilities		109,613		56,605
Stockholders' equity [Abstract]
Stock		1,600		1,610
Paid-in additional capital		1,217,651		1,228,254
Accumulated deficit		(186,321)		(206,477)
Total equity		1,042,701		1,031,667		1,073,486	1,047,359
Total liabilities and equity		1,486,587		1,492,223
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		18,573		8,912		$ 29,601	$ 15,539
Accounts receivable and prepaid expenses		580		644
Amounts due from related parties		89,976		49,368
Total current assets		109,129		58,924
Investments in subsidiaries		757,671		722,671
Total non-current assets		757,671		722,671
Total assets		866,800		781,595
Current liabilities [Abstract]
Accounts payable and accrued expenses		324		1,059
Total current liabilities		324		1,059
Stockholders' equity [Abstract]
Stock		1,600		1,610
Paid-in additional capital		1,170,915		1,180,315
Accumulated deficit		(306,039)		(401,389)
Total equity		866,476		780,536
Total liabilities and equity		$ 866,800		$ 781,595

[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $339 thousand in restricted cash in 2024 and $370 thousand in restricted cash in 2023, including employee withholding tax.